Derivatives Instruments (Realized and Unrealized Gains (Losses) with Respect to HFT Derivatives) (Details) - HFT derivatives - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 200	$ 276
Operating revenues | Power | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	(1)	1
Operating revenues | Natural gas | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	205	281
Fuel for generation and purchased power | Power | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ (4)	$ (6)